Reconciliation of Financial Statements to Form 5500 Reconciliation of Net Assets Available for Benefits (Details) - EBP 034 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 25,278,446	$ 22,906,167
Accrued expenses	1,929	2,337
Less: Contributions receivable	(73,207)	(49,618)
Net assets available for benefits per Form 5500	$ 25,207,168	$ 22,858,886